Vanguard World Fund

Supplement Dated March 25, 2026, to the Statement of Additional Information Dated December 19, 2025
In the Portfolio Transactions section, the information in the broker-dealer table is replaced in its entirety with the table below. The table shows the securities of regular brokers or dealers, (or their parent companies) as defined under applicable federal securities regulations, that each Fund held during the fiscal year ended August 31, 2025. The aggregate value of those holdings is as of August 31, 2025.

Vanguard Fund	Regular Broker or Dealer (or Parent)	Aggregate Holdings
Vanguard Communication Services Index Fund	—	—
Vanguard Consumer Discretionary Index Fund	—	—
Vanguard Consumer Staples Index Fund	—	—
Vanguard Energy Index Fund	—	—
Vanguard ESG International Stock ETF	Bank of Montréal	$16,711,000
	Nomura Holdings, Inc.	8,578,000
	UBS Securities LLC	24,565,000
Vanguard ESG U.S. Corporate Bond ETF	Bank of New York Mellon	5,257,000
	Barclays Capital, Inc.	9,919,000
	BNP Paribas Securities Corp.	—
	BofA Securities, Inc.	35,519,000
	Citadel Securities LLC	—
	Citigroup, Inc.	24,717,000
	Deutsche Bank Securities Inc.	4,753,000
	Goldman Sachs & Co. LLC	25,440,000
	J.P. Morgan Securities LLC	39,868,000
	Morgan Stanley & Co. LLC	32,796,000
	Wells Fargo Securities, LLC	24,310,000
Vanguard ESG U.S. Stock ETF	BofA Securities, Inc.	75,996,000
	Citigroup, Inc.	39,062,000
	Goldman Sachs & Co. LLC	49,552,000
	J.P. Morgan Securities LLC	182,800,000
	Morgan Stanley & Co. LLC	37,845,000
	Virtu Americas LLC	729,000
Vanguard Extended Duration Treasury Index Fund	—	—
Vanguard Financials Index Fund	BofA Securities, Inc.	592,365,000
	Citigroup, Inc.	290,041,000
	Goldman Sachs & Co. LLC	373,082,000
	J.P. Morgan Securities LLC	1,366,747,000
	Morgan Stanley & Co. LLC	294,249,000
	Wells Fargo Securities, LLC	431,800,000
Vanguard FTSE Social Index Fund	BofA Securities, Inc.	182,335,000
	Citigroup, Inc.	93,731,000
	Goldman Sachs & Co. LLC	118,893,000
	J.P. Morgan Securities LLC	438,610,000
	Morgan Stanley & Co. LLC	90,807,000

Vanguard Fund	Regular Broker or Dealer (or Parent)	Aggregate Holdings
Vanguard Global Wellesley Income Fund	Barclays Capital, Inc.	1,403,000
	BNP Paribas Securities Corp.	4,440,000
	BofA Securities, Inc.	9,467,000
	Deutsche Bank Securities Inc.	—
	J.P. Morgan Securities LLC	4,623,000
	Morgan Stanley & Co. LLC	1,978,000
	UBS Securities LLC	6,329,000
Vanguard Global Wellington Fund	Barclays Capital, Inc.	3,242,000
	BNP Paribas Securities Corp.	27,325,000
	BofA Securities, Inc.	47,605,000
	J.P. Morgan Securities LLC	35,731,000
	Morgan Stanley & Co. LLC	4,452,000
	UBS Securities LLC	2,539,000
Vanguard Health Care Index Fund	—	—
Vanguard Industrials Index Fund	—	—
Vanguard Information Technology Index Fund	—	—
Vanguard International Growth Fund	—	—
Vanguard Materials Index Fund	—	—
Vanguard Mega Cap Index Fund	BofA Securities, Inc.	64,273,000
	Citigroup, Inc.	33,704,000
	Goldman Sachs & Co. LLC	42,727,000
	J.P. Morgan Securities LLC	156,535,000
	Morgan Stanley & Co. LLC	33,835,000
Vanguard Mega Cap Value Index Fund	BofA Securities, Inc.	197,237,000
	Citigroup, Inc.	103,431,000
	Goldman Sachs & Co. LLC	131,132,000
	J.P. Morgan Securities LLC	480,362,000
	Morgan Stanley & Co. LLC	103,830,000
Vanguard U.S. Growth Fund	Morgan Stanley & Co. LLC	182,982,000
Vanguard Utilities Index Fund	—	—
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Vanguard Marketing Corporation, Distributor.
SAI 023D 032026